Net Change In Non-Cash Operating Working Capital	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Net Change In Non-Cash Operating Working Capital
30.	NET CHANGE IN NON-CASH OPERATING WORKING CAPITAL

	Nine months ended December 31, 2024	Year ended March 31, 2024

Accounts receivable	$39.4	$45.5

Taxes receivable	(61.6)	-

Taxes payable	9.4	(4.5)

Inventories	(19.5)	(80.4)

Prepaid expenses and other current assets	41.5	14.9

Accounts payable and accrued liabilities	(15.1)	57.6

	$(5.9)	$33.1